Significant changes in the current reporting period (Details) € in Thousands, $ in Thousands		9 Months Ended
	Aug. 11, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Settlement loss | €			€ 4,265
Amount expected to be funded by insurance | $	$ 1,000
Legal proceedings provision [member]
Disclosure of detailed information about financial instruments [line items]
Settlement amount, before insurance	$ 5,000	$ 5,000	4,265
Settlement loss | €			€ 4,500
Amount expected to be funded by insurance | $		$ 1,000